Statements of Other Comprehensive Income - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement [LineItems]
Net (Loss) / Income for the fiscal year	$ (734,113)	$ 6,019,606
Foreign currency translation differences in financial statements conversion	382,728	(63,151)
Foreign currency translation differences for the fiscal year	382,728	(63,151)
Profits or losses for the fiscal year from financial instruments at fair value through other comprehensive income (FVOCI)	(605,103)	11,994
Income tax	151,350	(29,803)
Total other comprehensive loss that is subsequently reclassified to profit or loss	(71,025)	(80,960)
Total Other Comprehensive Loss	(71,025)	(80,960)
Total Comprehensive (Loss) / Income for the fiscal year	(805,138)	5,938,646
Total Comprehensive (Loss) / Income attributable to the owners of the parent Company	(772,243)	5,858,588
Total Comprehensive (Loss) / Income attributable to non-controlling interests	(32,895)	80,058
Effect of overlay approach reclassification [member]
Statement [LineItems]
Profits or losses for the fiscal year from financial instruments at fair value through other comprehensive income (FVOCI)	$ (453,753)	$ (17,809)